Stock-Based Compensation - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses		$ 18,788,000	$ 737,000	$ 20,169,000	$ 2,600,000	$ 3,682,000	$ 3,099,000
Income tax benefit stock based compensation expenses				1,600,000	0
Unvested stock compensation not recognised		136,300,000		$ 136,300,000
Unvested stock awards weighted average remaining period of recognition				2 years 8 months 12 days
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement incremental compensation		$ 8,600,000
Stock based compensation expenses				$ 20,200,000	$ 2,600,000
2020 Omnibus Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorised under share based compensation plan		15,555,403		15,555,403
Common stock shares reserved for future issuance		4,981,836		4,981,836
Number of options granted under stock based payment arrangement		199,453
Stock based compensation period of expiry of stock options				10 years
Minimum [Member] | 2020 Omnibus Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period		1 year
Maximum [Member] | 2020 Omnibus Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period		4 years
Profits Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorised under share based compensation plan						77,084
Time Based Vested Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses						$ 3,300,000	2,500,000
Unvested stock awards weighted average remaining period of recognition						3 years
Hurdle amount	$ 1,000					$ 1,740
Awards vesting increment percentage						20.00%
Unvested stock compensation not recognised						$ 7,200,000
Amount paid on redemption of awards							400,000
Performance Based Vested Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses						0
Unvested stock compensation not recognised						$ 10,800,000	$ 10,400,000
Performance Based Vested Awards [Member] | Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting description						Cumulative return to each of the Sponsors exceeds 2 times the aggregate capital contributions made by the Sponsors or, upon a change in control of the Company, exceeds an internal rate of return greater than 25%.
Award expiry description						These performance vested Profits Interests expire on the earlier of the tenth anniversary of the date of grant date or a change in control in which the performance criteria was not met, subject to potential earlier expiration upon the awardee's termination of employment.
Performance Based Vested Awards [Member] | Tranche 1 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Internal rate of return						25.00%
Performance Based Vested Awards [Member] | Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting description						Cumulative return to each of the Sponsors exceeds 2.75 times the aggregate capital contributions made by the Sponsor or upon a change in control of the Company, exceeds an internal rate of return of 30%.
Award expiry description						These performance vested Profits Interests expire on the earlier of the tenth anniversary of the date of grant date or a change in control in which the performance criteria was not met, subject to potential earlier expiration upon the awardee's termination of employment.
Performance Based Vested Awards [Member] | Tranche 2 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Internal rate of return						30.00%
Performance Based Vested Awards Other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses						$ 0
Unvested stock compensation not recognised						$ 4,100,000
Common Interest [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period						2 years
Number of options granted						500
Fair value of the options granted						$ 500,000
Service Based Stock Options [Member] | 2020 Omnibus Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment lock in description				180-day